Commitments and Contingencies - Summary of Firm Commitment To Purchase Asset (Detail) $ in Thousands	Dec. 31, 2022 USD ($)
Firm Commitment To Purchase Asset [Line Items]
Contractual capital commitments	$ 3,027,586
2023
Firm Commitment To Purchase Asset [Line Items]
Contractual capital commitments	423,579
2024
Firm Commitment To Purchase Asset [Line Items]
Contractual capital commitments	634,353
2025
Firm Commitment To Purchase Asset [Line Items]
Contractual capital commitments	494,232
2026
Firm Commitment To Purchase Asset [Line Items]
Contractual capital commitments	526,425
2027
Firm Commitment To Purchase Asset [Line Items]
Contractual capital commitments	533,922
2028
Firm Commitment To Purchase Asset [Line Items]
Contractual capital commitments	$ 415,075